SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings (loss) per share (Details)				6 Months Ended
		May 01, 2024	Mar. 29, 2024	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Recon Technology, Ltd				¥ (22,554,022)	$ (3,176,668)	¥ (29,876,418)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	[1]			2,728,056	2,728,056	1,932,544
Weighted-average number of ordinary shares outstanding - diluted				2,728,056	2,728,056	1,932,544
Earnings (loss) per share - basic | (per share)				¥ (8.27)	$ (1.16)	¥ (15.46)	[1]
Earnings (loss) per share - diluted | (per share)				¥ (8.27)	$ (1.16)	¥ (15.46)
Reverse stock split		0.056		0.2	0.2
Class A ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic				2,333,612	2,333,612	1,704,766
Reverse stock split		0.056	0.056
Class B ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic				394,444	394,444	227,778
Class B common stock convertible conversion ratio		0.056

[1]	*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.